Convertible Debt (Details 1) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Statement [Line Items]
Total convertible debt obligation	$ 6,596,019	$ 0
Convertible [member]
Statement [Line Items]
Greater than one year	1,500,844
Less than one year	5,095,175
Total convertible debt obligation	$ 6,596,019